Derivative financial liability - current (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
May 2024 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning
Lapsed
Granted	6,054,230
Exercised
Number of shares ending	6,054,230
December 2023 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	6,000,126
Lapsed
Granted		6,000,126
Exercised	(4,282,895)
Number of shares ending	1,717,231	6,000,126
May 2023 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	276,689
Lapsed
Granted		276,689
Exercised
Number of shares ending	276,689	276,689
May 2020 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	838	838
Lapsed
Granted
Exercised
Number of shares ending	838	838
October 19 Grant [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	392	392
Lapsed
Granted
Exercised
Number of shares ending	392	392
DARA Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares beginning	128	138
Lapsed	(29)	(10)
Granted
Exercised
Number of shares ending	99	128